Amortized Cost and Fair Value of Available for Sale Fixed Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale fixed-maturity securities, amortized cost
Due in one year or less, amortized cost	$ 1,211,284
Due after one year through five years, amortized cost	9,976,377
Due after five years through ten years, amortized cost	18,583,011
Due after ten years, amortized cost	21,254,680
Mortgage-backed securities and collateralized mortgage obligations, amortized cost	11,681,056
Total available-for-sale fixed-maturity securities, amortized cost	62,706,408
Available-for-sale fixed-maturity securities, fair value
Due in one year or less, fair value	1,241,135
Due after one year through five years, fair value	10,992,907
Due after five years through ten years, fair value	19,365,467
Due after ten years, fair value	22,264,708
Mortgage-backed securities and collateralized mortgage obligations, fair value	12,539,505
Total available-for-sale fixed-maturity securities, fair value	$ 66,403,722	$ 68,178,162